UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388

Morgan Stanley Asia-Pacific Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2012

Date of reporting period:	September 30, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (96.1%)

Australia (9.7%)

Commercial Banks
Australia & New Zealand Banking Group Ltd.	215,442	$5,531
Commonwealth Bank of Australia	99,907	5,780
		11,311
Construction & Engineering
UGL Ltd.	189,400	2,057

Diversified Telecommunication Services
Telstra Corp., Ltd.	322,000	1,309

Energy Equipment & Services
WorleyParsons Ltd.	75,965	2,229

Food & Staples Retailing
Wesfarmers Ltd.	65,123	2,314

Insurance
AMP Ltd.	616,376	2,769
Suncorp Group Ltd.	319,818	3,065
		5,834
Metals & Mining
BHP Billiton Ltd.	102,436	3,511

Oil, Gas & Consumable Fuels
Santos Ltd.	98,643	1,162
		29,727
China (9.5%)

Beverages
Tsingtao Brewery Co., Ltd. H Shares (a)	172,000	949

Biotechnology
Sino Biopharmaceutical (a)	184,000	68

Commercial Banks
Bank of China Ltd. H Shares (a)	4,745,000	1,805
China Construction Bank Corp. H Shares (a)	5,443,560	3,777
		5,582
Diversified Telecommunication Services
China Telecom Corp., Ltd. H Shares (a)	2,034,000	1,175

Food & Staples Retailing
China Resources Enterprise Ltd. (a)	206,000	688

Food Products
China Mengniu Dairy Co., Ltd. (a)	619,000	1,852
Uni-President China Holdings Ltd. (a)	15,000	17
		1,869

	Shares	Value (000)
Health Care Providers & Services
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (a)	690,200	$1,280

Insurance
AIA Group Ltd. (a)	529,200	1,972
China Life Insurance Co., Ltd. H Shares (a)	686,000	1,982
China Pacific Insurance Group Co., Ltd. H Shares (a)	858,600	2,597
		6,551
Internet Software & Services
Tencent Holdings Ltd. (a)	88,800	3,026

Oil, Gas & Consumable Fuels
CNOOC Ltd. (a)	686,000	1,407

Personal Products
Hengan International Group Co., Ltd. (a)	133,500	1,262

Real Estate Management & Development
China Overseas Land & Investment Ltd. (a)	288,000	732

Specialty Retail
Belle International Holdings Ltd. (a)	1,168,000	2,115
Chow Tai Fook Jewellery Group Ltd. (a)	887,800	1,264
		3,379
Textiles, Apparel & Luxury Goods
Trinity Ltd. (a)	1,212,000	813

Wireless Telecommunication Services
China Mobile Ltd. (a)	35,500	394
		29,175
Hong Kong (3.9%)

Commercial Banks
BOC Hong Kong Holdings Ltd.	445,000	1,414

Diversified Financial Services
Hong Kong Exchanges and Clearing Ltd.	38,300	579

Industrial Conglomerates
Hutchison Whampoa Ltd.	216,000	2,095

Real Estate Management & Development
Cheung Kong Holdings Ltd.	109,000	1,598
Henderson Land Development Co., Ltd.	50,000	360
Hongkong Land Holdings Ltd.	250,000	1,503
Kerry Properties Ltd.	34,500	174
Wharf Holdings Ltd.	468,805	3,256
		6,891
Textiles, Apparel & Luxury Goods
Samsonite International SA	435,900	836

	Shares	Value (000)
Wireless Telecommunication Services
SmarTone Telecommunications Holdings Ltd.	31,500	$63
		11,878
India (3.5%)

Automobiles
Tata Motors Ltd.	453,023	2,298

Commercial Banks
HDFC Bank Ltd.	149,658	1,785
IndusInd Bank Ltd.	381,591	2,632
		4,417
Construction Materials
ACC Ltd.	64,767	1,805

Tobacco
ITC Ltd.	456,817	2,359
		10,879
Indonesia (6.7%)

Automobiles
Astra International Tbk PT	3,239,500	2,505

Commercial Banks
Bank Central Asia Tbk PT	1,562,500	1,290
Bank Mandiri Persero Tbk PT	2,582,000	2,213
Bank Tabungan Negara Persero Tbk PT	12,263,500	1,845
		5,348
Diversified Telecommunication Services
Telekomunikasi Indonesia Persero Tbk PT	1,481,500	1,463

Food Products
Indofood Agri Resources Ltd.	1,108,000	1,232
Indofood Sukses Makmur Tbk PT	1,852,500	1,094
		2,326
Oil, Gas & Consumable Fuels
Delta Dunia Makmur Tbk PT (b)	8,019,500	209

Pharmaceuticals
Kalbe Farma Tbk PT	3,620,000	1,778
Tempo Scan Pacific Tbk PT	2,329,500	742
		2,520
Real Estate Management & Development
Bumi Serpong Damai PT	15,377,000	1,816
Lippo Karawaci Tbk PT	23,290,500	2,409
		4,225

	Shares	Value (000)
Wireless Telecommunication Services
Indosat Tbk PT	3,482,500	$1,965
		20,561
Japan (34.7%)

Auto Components
Toyota Industries Corp.	86,300	2,416

Automobiles
Honda Motor Co., Ltd.	102,000	3,133
Nissan Motor Co., Ltd.	438,200	3,734
Toyota Motor Corp.	176,400	6,872
Yamaha Motor Co., Ltd.	466,200	4,074
		17,813
Building Products
Asahi Glass Co., Ltd.	306,000	2,039
Daikin Industries Ltd.	84,200	2,183
		4,222
Capital Markets
Daiwa Securities Group, Inc.	1,425,000	5,423
Nomura Holdings, Inc.	1,270,300	4,542
		9,965
Chemicals
JSR Corp.	68,300	1,120
Teijin Ltd.	399,000	977
		2,097
Commercial Banks
Mizuho Financial Group, Inc.	2,276,100	3,704
Sumitomo Mitsui Financial Group, Inc.	175,600	5,490
Sumitomo Mitsui Trust Holdings, Inc.	1,360,000	4,043
Tokyo Tomin Bank Ltd. (The)	132,300	1,239
Yachiyo Bank Ltd. (The)	15,200	295
		14,771
Computers & Peripherals
Toshiba Corp.	345,000	1,105

Electrical Equipment
Sumitomo Electric Industries Ltd.	95,000	1,004

Electronic Equipment, Instruments & Components
Hitachi Ltd.	398,000	2,213
TDK Corp.	25,400	946
		3,159
Household Durables
Sekisui House Ltd.	82,000	814

	Shares	Value (000)
Insurance
Dai-ichi Life Insurance Co., Ltd. (The)	3,686	$4,185
T&D Holdings, Inc.	383,700	4,154
		8,339
Machinery
Amada Co., Ltd.	159,000	697
Asahi Diamond Industrial Co., Ltd.	154,300	1,736
FANUC Corp.	12,700	2,047
NSK Ltd.	264,000	1,533
Sumitomo Heavy Industries Ltd.	1,277,000	4,369
THK Co., Ltd.	46,400	712
		11,094
Marine
Mitsui OSK Lines Ltd.	1,360,000	3,172
Nippon Yusen KK	1,161,000	2,053
		5,225
Media
Fuji Media Holdings, Inc.	1,027	1,682

Metals & Mining
Mitsui Mining & Smelting Co., Ltd.	1,436,000	3,055
Nippon Steel Sumitomo Metal Corp.	758,000	1,554
		4,609
Real Estate Management & Development
Mitsubishi Estate Co., Ltd.	240,000	4,595
Mitsui Fudosan Co., Ltd.	114,000	2,283
		6,878
Semiconductors & Semiconductor Equipment
Disco Corp.	48,300	2,327
Tokyo Electron Ltd.	74,100	3,157
		5,484
Software
Nintendo Co., Ltd.	9,800	1,242

Specialty Retail
K’s Holdings Corp.	192,800	4,812
		106,731
Korea, Republic of (12.2%)

Aerospace & Defense
Korea Aerospace Industries Ltd.	21,290	535

Air Freight & Logistics
Hyundai Glovis Co., Ltd.	5,859	1,284

Airlines
Korean Air Lines Co., Ltd. (b)	12,482	534

	Shares	Value (000)
Auto Components
Mando Corp.	2,594	$359

Automobiles
Hyundai Motor Co.	21,139	4,793

Chemicals
Cheil Industries, Inc.	1,462	134
Kumho Petro Chemical Co., Ltd.	6,673	741
LG Chem Ltd.	2,013	600
		1,475
Commercial Banks
KB Financial Group, Inc.	26,975	963
Shinhan Financial Group Co., Ltd.	40,876	1,396
		2,359
Construction & Engineering
Hyundai Engineering & Construction Co., Ltd.	30,717	1,866

Distributors
GS Retail Co., Ltd.	17,730	482

Food & Staples Retailing
E-Mart Co., Ltd.	816	178

Food Products
Orion Corp/Republic of South Korea	633	553

Household Durables
Woongjin Coway Co., Ltd.	44,500	1,231

Information Technology Services
SK C&C Co., Ltd.	16,257	1,460

Insurance
Samsung Life Insurance Co., Ltd.	8,335	721

Internet Software & Services
NHN Corp.	689	180

Machinery
Hyundai Heavy Industries Co., Ltd.	6,498	1,476

Media
Cheil Worldwide, Inc.	39,380	838
YG Entertainment, Inc. (b)	9,088	779
		1,617
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	8,281	10,029
Samsung Electronics Co., Ltd. (Preference)	3,192	2,266
		12,295

	Shares	Value (000)
Software
NCSoft Corp.	8,380	$1,791
Nexon Co., Ltd. (b)	157,000	2,158
		3,949
		37,347
Laos (0.6%)

Automobiles
Kolao Holdings	127,260	1,981

Malaysia (1.2%)

Commercial Banks
CIMB Group Holdings Bhd	476,300	1,169

Construction & Engineering
IJM Corp. Bhd	307,500	475

Diversified Financial Services
AMMB Holdings Bhd	215,100	448

Health Care Providers & Services
IHH Healthcare Bhd (b)	475,900	498

Industrial Conglomerates
Sime Darby Bhd	196,500	630

Real Estate Management & Development
UEM Land Holdings Bhd (b)	644,500	354
		3,574
Philippines (3.7%)

Airlines
Cebu Air, Inc.	142,920	186

Commercial Banks
Metropolitan Bank & Trust	1,525,950	3,384

Diversified Financial Services
Ayala Corp.	167,506	1,711
Metro Pacific Investments Corp.	29,229,000	2,936
		4,647
Food & Staples Retailing
Puregold Price Club, Inc.	2,101,200	1,496

Hotels, Restaurants & Leisure
Bloomberry Resorts Corp. (b)	687,000	185

Industrial Conglomerates
DMCI Holdings, Inc.	557,890	776

Transportation Infrastructure
International Container Terminal Services, Inc.	464,000	783
		11,457

	Shares	Value (000)
Singapore (1.7%)

Commercial Banks
DBS Group Holdings Ltd.	141,000	$1,654

Food & Staples Retailing
Olam International Ltd.	793,318	1,325

Industrial Conglomerates
Keppel Corp., Ltd.	111,100	1,032

Real Estate Management & Development
CapitaLand Ltd.	489,000	1,267
		5,278
Taiwan (6.7%)

Chemicals
Formosa Plastics Corp.	184,000	526
Taiwan Fertilizer Co., Ltd.	209,000	567
		1,093
Computers & Peripherals
Asustek Computer, Inc.	174,280	1,894
Catcher Technology Co., Ltd.	83,000	391
Foxconn Technology Co., Ltd.	100	—	@
		2,285
Construction & Engineering
Lung Yen Life Service Corp.	224,000	772

Construction Materials
Taiwan Cement Corp.	1,040,000	1,288

Diversified Financial Services
Chailease Holding Co., Ltd.	417,000	787
Fubon Financial Holding Co., Ltd.	740,223	805
		1,592
Electronic Equipment, Instruments & Components
Hon Hai Precision Industry Co., Ltd.	853,860	2,680

Food Products
Uni-President Enterprises Corp.	2,448,059	4,342

Hotels, Restaurants & Leisure
Wowprime Corp.	33,000	487

Insurance
China Life Insurance Co., Ltd. (b)	844,066	782

Semiconductors & Semiconductor Equipment
MediaTek, Inc.	71,000	750
MStar Semiconductor, Inc.	138,000	1,109
Siliconware Precision Industries Co.	135,000	150

	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,037,592	$3,178
		5,187
		20,508
Thailand (1.8%)

Airlines
Thai Airways International PCL (b)	1,642,000	1,158

Commercial Banks
Kasikornbank PCL NVDR	257,000	1,524

Construction Materials
Siam Cement PCL NVDR	95,300	1,080

Oil, Gas & Consumable Fuels
Banpu PCL	27,650	352

Real Estate Management & Development
Land and Houses PCL NVDR	5,249,500	1,552
		5,666
United States (0.2%)

Distributors
Li & Fung Ltd. (a)	398,000	617
Total Common Stocks (Cost $282,651)		295,379

Participation Notes (0.4%)

China (0.4%)

Software
UBS AG, UFIDA Software Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 9/30/13 (Cost $1,880)	605,966	1,359

Short-Term Investment (3.1%)

Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $9,595)	9,594,819	9,595
Total Investments (99.6%) (Cost $294,126) +		306,333
Other Assets in Excess of Liabilities (0.4%)		1,130
Net Assets (100.0%)		$307,463

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $294,126,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $12,207,000 of which approximately $42,737,000 related to appreciated securities and approximately $30,530,000 related to depreciated securities.

@	Value is less than $500
NVDR	Non-Voting Depositary Receipt.

Morgan Stanley Asia-Pacific Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2012 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund’s Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$535	$—	$—	$535
Air Freight & Logistics	1,284	—	—	1,284
Airlines	720	1,158	—	1,878
Auto Components	2,775	—	—	2,775
Automobiles	29,390	—	—	29,390
Beverages	949	—	—	949
Biotechnology	68	—	—	68
Building Products	4,222	—	—	4,222
Capital Markets	9,965	—	—	9,965
Chemicals	4,665	—	—	4,665
Commercial Banks	50,301	2,632	—	52,933
Computers & Peripherals	3,390	—	—	3,390
Construction & Engineering	5,170	—	—	5,170
Construction Materials	4,173	—	—	4,173
Distributors	1,099	—	—	1,099
Diversified Financial Services	7,266	—	—	7,266
Diversified Telecommunication Services	3,947	—	—	3,947
Electrical Equipment	1,004	—	—	1,004
Electronic Equipment, Instruments & Components	5,839	—	—	5,839
Energy Equipment & Services	2,229	—	—	2,229
Food & Staples Retailing	6,001	—	—	6,001
Food Products	9,090	—	—	9,090
Health Care Providers & Services	1,778	—	—	1,778
Hotels, Restaurants & Leisure	672	—	—	672
Household Durables	2,045	—	—	2,045
Industrial Conglomerates	4,533	—	—	4,533
Information Technology Services	1,460	—	—	1,460
Insurance	22,227	—	—	22,227
Internet Software & Services	3,206	—	—	3,206
Machinery	12,570	—	—	12,570
Marine	5,225	—	—	5,225
Media	3,299	—	—	3,299
Metals & Mining	8,120	—	—	8,120
Oil, Gas & Consumable Fuels	2,778	352	—	3,130
Personal Products	1,262	—	—	1,262
Pharmaceuticals	2,520	—	—	2,520
Real Estate Management & Development	21,899	—	—	21,899
Semiconductors & Semiconductor Equipment	22,966	—	—	22,966
Software	5,191	—	—	5,191
Specialty Retail	8,191	—	—	8,191
Textiles, Apparel & Luxury Goods	1,649	—	—	1,649
Tobacco	2,359	—	—	2,359
Transportation Infrastructure	783	—	—	783
Wireless Telecommunication Services	2,422	—	—	2,422
Total Common Stocks	291,237	4,142	—	295,379
Participation Notes	—	1,359	—	1,359
Short-Term Investment - Investment Company	9,595	—	—	9,595
Total Assets	$300,832	$5,501	$—	$306,333

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2012, securities with a total value of approximately $1,510,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2011 were valued using other significant observable inputs at September 30, 2012.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Asia-Pacific Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 15, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 15, 2012